Operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Amortisation and impairment losses

Amortisation
DKK million	2025	2024	2023
Cost of goods sold	5,266	1,400	982
Sales and distribution costs	—	—	9
Research and development costs	1,048	931	649
Administrative costs	29	14	41
Other operating income and expenses	186	167	153
Total amortisation	6,529	2,512	1,834

Impairment losses and reversals
DKK million	2025	2024	2023
Cost of goods sold	12	—	—
Research and development costs	2,742	7,912	1,108
Other operating income and expenses	6	1,601	306
Total impairment losses and reversals	2,760	9,513	1,414

DKK million	Intellectual property rights and know-how	Software and other intangibles	Total intangible assets
2025
Cost at the beginning of the year	106,709	6,402	113,111
Additions during the year	28,719	528	29,247
Disposals during the year	—	(52)	(52)
Effect of exchange rate adjustment	(663)	(178)	(841)
Cost at the end of the year	134,765	6,700	141,465
Amortisation and impairment losses at the beginning of the year	19,873	2,434	22,307
Amortisation for the year	6,211	318	6,529
Impairment losses for the year	2,708	52	2,760
Amortisation and impairment losses reversed on disposals during the year	—	(52)	(52)
Effect of exchange rate adjustment	(252)	(35)	(287)
Amortisation and impairment losses at the end of the year	28,540	2,717	31,257
Carrying amount at the end of the year	106,225	3,983	110,208
2024
Cost at the beginning of the year	60,745	5,584	66,329
Additions from acquisition of businesses (note 5.3)[1]	41,154	90	41,244
Additions during the year	4,165	710	4,875
Disposals during the year	(213)	(70)	(283)
Effect of exchange rate adjustment	858	88	946
Cost at the end of the year	106,709	6,402	113,111
Amortisation and impairment losses at the beginning of the year	8,225	2,162	10,387
Amortisation for the year	2,257	255	2,512
Impairment losses for the year	9,441	72	9,513
Amortisation and impairment losses reversed on disposals during the year	(213)	(70)	(283)
Effect of exchange rate adjustment[1]	163	15	178
Amortisation and impairment losses at the end of the year	19,873	2,434	22,307
Carrying amount at the end of the year	86,836	3,968	90,804
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024.

Disclosure of reconciliation of changes in goodwill

DKK million	2025	2024
Cost at the beginning of the year	20,017	4,464
Additions during the year[1]	—	15,275
Effect of exchange rate adjustment	(172)	278
Cost at the end of the year	19,845	20,017
Carrying amount at the end of the year	19,845	20,017
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.

Depreciation and impairment losses

Depreciation
DKK million	2025	2024	2023
Cost of goods sold	4,703	3,799	3,522
Sales and distribution costs	560	487	500
Research and development costs	1,439	1,120	1,053
Administrative costs	586	554	354
Other operating income and expenses	849	73	26
Total depreciation	8,137	6,033	5,455
Of which related to leased assets	1,671	1,500	1,251

Impairment losses and reversals
DKK million	2025	2024	2023
Cost of goods sold	2,714	962	446
Sales and distribution costs	5	9	4
Research and development costs	1,588	78	260
Other operating income and expenses	249	—	—
Total impairment losses and reversals	4,556	1,049	710
Of which related to leased assets	216	9	—

Intangible assets and property, plant and equipment

DKK million	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Property, plant and equipment
2025
Cost at the beginning of the year	61,374	57,039	10,166	85,497	214,076
Additions during the year	5,127	1,877	1,222	56,776	65,002
Disposals during the year	(392)	(509)	(647)	(3,612)	(5,160)
Transfer and reclassifications	2,287	3,564	762	(6,613)	—
Effect of exchange rate adjustment	(2,837)	(1,951)	(390)	(1,426)	(6,604)
Cost at the end of the year	65,559	60,020	11,113	130,622	267,314
Depreciation and impairment losses at the beginning of the year	20,704	25,558	6,134	—	52,396
Depreciation for the year	3,438	3,382	1,317	—	8,137
Impairment losses for the year	401	400	180	3,575	4,556
Depreciation and impairment losses reversed on disposals during the year	(321)	(371)	(589)	(3,575)	(4,856)
Effect of exchange rate adjustment	(565)	(493)	(239)	—	(1,297)
Depreciation and impairment losses at the end of the year	23,657	28,476	6,803	—	58,936
Carrying amount at the end of the year	41,902	31,544	4,310	130,622	208,378
2024
Cost at the beginning of the year	48,990	40,951	8,979	39,663	138,583
Additions from acquisition of businesses (note 5.3)[1]	5,937	12,325	276	6,104	24,642
Additions during the year	3,789	872	874	46,650	52,185
Disposals during the year	(632)	(1,305)	(547)	(524)	(3,008)
Transfer and reclassifications	2,342	3,602	509	(6,453)	—
Effect of exchange rate adjustment	948	594	75	57	1,674
Cost at the end of the year	61,374	57,039	10,166	85,497	214,076
Depreciation and impairment losses at the beginning of the year	18,325	23,834	5,463	—	47,622
Depreciation for the year	2,786	2,099	1,148	—	6,033
Impairment losses for the year	43	474	8	524	1,049
Depreciation and impairment losses reversed on disposals during the year	(563)	(918)	(538)	(524)	(2,543)
Effect of exchange rate adjustment	113	69	53	—	235
Depreciation and impairment losses at the end of the year	20,704	25,558	6,134	—	52,396
Carrying amount at the end of the year	40,670	31,481	4,032	85,497	161,680
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024.

Leased property, plant and equipment

Leased property, plant and equipment
DKK million	2025	2024
Land and buildings	7,600	6,067
Other equipment	881	775
Total	8,481	6,842

Inventories

DKK million	2025	2024
Raw materials	17,436	13,369
Work in progress	25,858	22,335
Finished goods	11,990	8,873
Total inventories (gross)	55,284	44,577
Write-downs at year-end	(5,661)	(3,728)
Total inventories (net)	49,623	40,849
Indirect production costs included in work in progress and finished goods	18,867	15,082
Share of total inventories (net)	38%	37%
Movements in inventory write-downs:
Write-downs at the beginning of the year	3,728	2,514
Write-downs during the year	4,272	2,660
Utilisation of write-downs	(2,046)	(1,401)
Reversal of write-downs	(293)	(45)
Write-downs at the end of the year	5,661	3,728

Financial assets

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2025
Not yet due	70,034	(1,244)	68,790
1-90 days	1,813	(141)	1,672
91-180 days	295	(76)	219
181-270 days	212	(37)	175
271-360 days	114	(114)	—
More than 360 days past due	375	(375)	—
Trade receivables	72,843	(1,987)	70,856
2024
Not yet due	71,245	(1,049)	70,196
1-90 days	1,452	(230)	1,222
91-180 days	415	(110)	305
181-270 days	328	(102)	226
271-360 days	341	(341)	—
More than 360 days past due	295	(295)	—
Trade receivables	74,076	(2,127)	71,949

Allowance for doubtful trade receivables
DKK million	2025	2024
Carrying amount at the beginning of the year	2,127	1,794
Reversal of allowance on realised losses	(70)	(70)
Net movement recognised in income statement	44	445
Effect of exchange rate adjustment	(114)	(42)
Allowance at the end of the year	1,987	2,127

Financial instruments by measurement category
	2025					2024
DKK million	Amortised cost	Fair value through the income statement	Fair value through other comprehensive income	Derivatives used as hedging instruments	Total	Amortised cost[4]	Fair value through the income statement[4]	Fair value through other comprehensive income	Derivatives used as hedging instruments	Total
Other receivables and prepayments[1]	2,837	—	—	—	2,837	3,233	1,004	—	—	4,237
Other financial assets	599	1,542	—	—	2,141	747	1,530	—	—	2,277
Trade receivables (note 3.5)	27,434	—	43,422	—	70,856	25,996	—	45,953	—	71,949
Marketable securities	—	498	—	—	498	—	10,653	—	—	10,653
Derivative financial instruments (note 4.5)	—	—	—	6,682	6,682	—	—	—	6,326	6,326
Cash at bank (note 4.4)	26,464	—	—	—	26,464	15,655	—	—	—	15,655
Financial assets at the end of the year	57,334	2,040	43,422	6,682	109,478	45,631	13,187	45,953	6,326	111,097
Borrowings (note 4.6)	130,958	—	—	—	130,958	102,787	—	—	—	102,787
Other liabilities[2,3]	38,804	—	—	—	38,804	34,412	—	—	—	34,412
Trade payables[3]	19,758	—	—	—	19,758	17,140	—	—	—	17,140
Sales deductions and product returns (note 2.1)[3]	134,400	—	—	—	134,400	135,909	—	—	—	135,909
Derivative financial instruments (note 4.5)	—	—	—	2,026	2,026	—	—	—	7,531	7,531
Financial liabilities at the end of the year	323,920	—	—	2,026	325,946	290,248	—	—	7,531	297,779
1. The balance sheet item 'other receivables and prepayments' includes prepayments and VAT receivables amounting to DKK 16,509 million (DKK 13,282 million in 2024) that are not financial instruments.
2. The balance sheet item 'other liabilities' includes VAT and duties payable amounting to DKK 917 million (DKK 960 million in 2024) that are not financial instruments.
3. Comparatives were restated to reflect the new balance sheet item 'sales deductions and product returns' and the reclassification of confirmed sales rebates from 'trade payables' and 'other liabilities' to 'sales deductions and product returns'. Reference is made to note 2.1.
4. Comparatives for 'other receivables and prepayments' were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.

Provisions

Liabilities for sales deductions and product returns
DKK million	2025	2024	2023
Sales deductions at beginning of the year	132,815	116,090	83,469
Additions, including increases to existing liabilities	310,248	318,812	285,266
Amount paid during the year	(294,690)	(301,247)	(248,074)
Adjustments regarding prior years, including unused amounts reversed during the year	(4,193)	(6,452)	(2,364)
Effect of exchange rate adjustment	(12,848)	5,612	(2,207)
Sales deductions at end of the year	131,332	132,815	116,090
Liabilities for product returns	3,068	3,094	1,532
Sales deductions and product returns	134,400	135,909	117,622

DKK million	Provisions for legal disputes	Other provisions[2]	2025 Total	Provisions for legal disputes	Other provisions[2]	2024 Total
At the beginning of the year	4,179	3,092	7,271	3,786	1,931	5,717
Additional provisions, including increases to existing provisions	124	859	983	202	798	1,000
Additional provisions from acquisition of businesses (note 5.3) [1]	—	—	—	—	884	884
Amount used during the year	(144)	(343)	(487)	—	(191)	(191)
Adjustments regarding prior years, including unused amounts reversed during the year	(506)	(477)	(983)	(31)	(320)	(351)
Effect of exchange rate adjustment	(489)	(191)	(680)	222	(10)	212
At the end of the year	3,164	2,940	6,104	4,179	3,092	7,271
Non-current liabilities[3]	3,139	2,591	5,730	4,154	2,828	6,982
Current liabilities	25	349	374	25	264	289
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. 2. Other provisions consist of various types of provisions, including contingent payments arising from business combinations and obligations in relation to employee benefits such as jubilee benefits. 3. For non-current liabilities related to legal disputes, the timing of settlement cannot be determined.